Shareholders' Equity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Shareholders' Equity (Textual)
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	83,158,778	83,158,778
Common stock, shares outstanding	83,158,778	83,158,778
Preferred shares annual dividend rate	5.00%
Class A Preferred Shares, liquidation preference	$ 4,689,503	$ 4,689,503
Class A Preferred Shares, shares issued	4,689,503	4,689,503
Class A Preferred Shares, shares outstanding	4,689,503	4,689,503
Cumulative dividend	$ 1,872,940	$ 1,638,463
Preferred Class A [Member]
Shareholders' Equity (Textual)
Redeemable preferred shares value	$ 16,000,000
Preferred shares annual dividend rate	5.00%
Class A Preferred Shares, liquidation preference	$ 16,000,000
Discount rate of ordinary shares	5.00%
Description of arrears payment	Each Class A Preferred Share is entitled to receive a cumulative dividend, whether or not declared, which will be accrued at a rate of 5% per annum, and will be payable semi-annually on June 30 and December 31, and in arrears in cash or at the Company's option, in Ordinary Shares of the Company at a 5% discount to the trailing 10-day volume-weighted average trading price of the Company's Ordinary Shares on the principal trading market.
Description of liquidation preference	If the closing price of the Company's ordinary shares on the principal trading market on which they are quoted is less than $0.50 upon the 24 month anniversary of the transaction contemplated by the Exchange Agreement, then the liquidation preference may increase by 31.25% per Class A Preferred Share and the rights to convert into ordinary shares some or all of the Class A Preferred Shares held by such holder at such holder's option, at any time, at a ratio of one Ordinary Share for each Class A Preferred Share.